April 30, 2010
DIAMOND HILL FUNDS
Diamond Hill Small Cap Fund
Diamond Hill Small-Mid Cap Fund
Diamond Hill Large Cap Fund
Diamond Hill Select Fund
Diamond Hill Long-Short Fund
Diamond Hill Financial Long-Short Fund
Diamond Hill Strategic Income Fund
Supplement to Prospectus Dated February 28, 2010
The Small Cap Fund Annual Operating Expenses table on Page 3 has been revised as follows:
Annual Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management fees	0.80%	0.80%	0.80%
Distribution (12b-1) fees	0.25%	1.00%	NONE
Other expenses[1]	0.30%	0.30%	0.19%
Acquired fund fees and expenses[2]	0.03%	0.03%	0.03%

Total annual operating expenses	1.38%	2.13%	1.02%

[1]	Other expenses have been restated to reflect current fees.

[2]	Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.
The Small Cap Fund Expense Example table on Page 3 has been revised as follows:
Expense Example

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$633	$915	$1,217	$2,075
Class C	Sold	$316	$667	$1,144	$2,462
	Held	$216	$667	$1,144	$2,503
Class I	Sold or Held	$104	$325	$563	$1,248
The Small-Mid Cap Fund Annual Operating Expenses table on Page 6 has been revised as follows:
Annual Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management fees	0.75%	0.75%	0.75%
Distribution (12b-1) fees	0.25%	1.00%	NONE
Other expenses[1]	0.30%	0.30%	0.19%
Acquired fund fees and expenses[2]	0.03%	0.03%	0.03%

Total annual operating expenses	1.33%	2.08%	0.97%

[1]	Other expenses have been restated to reflect current fees.

[2]	Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.

The Small-Mid Cap Fund Expense Example table on Page 6 has been revised as follows:
Expense Example

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$629	$900	$1,192	$2,021
Class C	Sold	$311	$652	$1,119	$2,410
	Held	$211	$652	$1,119	$2,410
Class I	Sold or Held	$99	$309	$536	$1,190
The Large Cap Fund Annual Operating Expenses table on Page 9 has been revised as follows:
Annual Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management fees	0.60%	0.60%	0.60%
Distribution (12b-1) fees	0.25%	1.00%	NONE
Other expenses[1]	0.30%	0.30%	0.19%
Acquired fund fees and expenses[2]	0.01%	0.01%	0.01%

Total annual operating expenses	1.16%	1.91%	0.80%

[1]	Other expenses have been restated to reflect current fees.

[2]	Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.
The Large Cap Fund Expense Example table on Page 9 has been revised as follows:
Expense Example

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$612	$850	$1,106	$1,839
Class C	Sold	$294	$600	$1,032	$2,233
	Held	$194	$600	$1,032	$2,233
Class I	Sold or Held	$82	$255	$444	$990
The Select Fund Annual Operating Expenses table on Page 12 has been revised as follows:
Annual Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management fees	0.70%	0.70%	0.70%
Distribution (12b-1) fees	0.25%	1.00%	NONE
Other expenses[1]	0.30%	0.30%	0.19%
Acquired fund fees and expenses[2]	0.02%	0.02%	0.02%

Total annual operating expenses	1.27%	2.02%	0.91%

[1]	Other expenses have been restated to reflect current fees.

[2]	Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.
The Select Fund Expense Example table on Page 12 has been revised as follows:
Expense Example

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$623	$883	$1,162	$1,957
Class C	Sold	$305	$634	$1,088	$2,348
	Held	$205	$634	$1,088	$2,348
Class I	Sold or Held	$93	$290	$504	$1,120

The Long-Short Fund Annual Operating Expenses table on Page 15 has been revised as follows:
Annual Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management fees	0.90%	0.90%	0.90%
Distribution (12b-1) fees	0.25%	1.00%	NONE
Other expenses
Administration fees[1]	0.30%	0.30%	0.19%
Dividend expenses on short sales	0.37%	0.37%	0.37%
Total other expenses	0.67%	0.67%	0.56%
Acquired fund fees and expenses[2]	0.02%	0.02%	0.02%

Total annual operating expenses	1.84%	2.59%	1.48%

[1]	Other expenses have been restated to reflect current fees.

[2]	Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.
The Long-Short Fund Expense Example table on Page 15 has been revised as follows:
Expense Example

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$678	$1,050	$1,446	$2,551
Class C	Sold	$362	$805	$1,375	$2,925
	Held	$262	$805	$1,375	$2,925
Class I	Sold or Held	$151	$468	$808	$1,768
The Financial Long-Short Fund Annual Operating Expenses table on Page 18 has been revised as follows:
Annual Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management fees	1.00%	1.00%	1.00%
Distribution (12b-1) fees	0.25%	1.00%	NONE
Other expenses
Administration fees[1]	0.30%	0.30%	0.19%
Dividend expenses on short sales	0.19%	0.19%	0.19%
Total other expenses	0.49%	0.49%	0.38%
Acquired fund fees and expenses[2]	0.02%	0.02%	0.02%

Total annual operating expenses	1.76%	2.51%	1.40%

[1]	Other expenses have been restated to reflect current fees.

[2]	Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.
The Financial Long-Short Fund Expense Example table on Page 18 has been revised as follows:
Expense Example

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$670	$1,026	$1,406	$2,469
Class C	Sold	$354	$782	$1,335	$2,846
	Held	$254	$782	$1,335	$2,846
Class I	Sold or Held	$143	$443	$766	$1,680

The Strategic Income Fund Annual Operating Expenses table on Page 21 has been revised as follows:
Annual Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management fees	0.50%	0.50%	0.50%
Distribution (12b-1) fees	0.25%	1.00%	NONE
Other expenses[1]	0.30%	0.30%	0.19%
Acquired fund fees and expenses[2]	0.00%	0.00%	0.00%

Total annual operating expenses	1.05%	1.80%	0.69%

[1]	Other expenses have been restated to reflect current fees.

[2]	Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.
The Strategic Income Fund Expense Example table on Page 21 has been revised as follows:
Example

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$602	$817	$1,050	$1,718
Class C	Sold	$283	$566	$975	$2,116
	Held	$183	$566	$975	$2,116
Class I	Sold or Held	$70	$221	$384	$859
     This Supplement and the Prospectus dated February 28, 2010 provide the information a prospective investor ought to know before investing and should be retained for future reference.